Pledged assets (Tables)	12 Months Ended
Dec. 31, 2023
Pledged assets [Abstract]
Summary of assets pledged as collateral
(a)	Assets pledged as collateral as of December 31, 2022 and 2023 are as follows:

	2022		2023	Reasons for collateral
Loans at fair value through profit or loss	~~W~~	—	49,902	Pledge for borrowing transaction
Loans at amortized cost		—	124,420	Pledge for borrowing transaction
Securities:
Securities at FVTPL		12,714,420	18,525,421	Customer RP, etc.
Securities at FVOCI		9,383,156	12,164,955	Borrowings, Settlement security for Bank of Korea, Borrowing securities, etc.
Securities at amortized cost		14,913,535	17,659,715	Borrowings, Settlement security for Bank of Korea, Customer RP, etc.

		37,011,111	48,350,091

Deposits at amortized cost		1,883,725	1,500,246	Borrowings, etc.
Property and Equipment (real estate)		29,288	5,039	Establishing the right to collateral security, etc.

	~~W~~	38,924,124	50,029,698

(*)
The carrying amounts of assets pledged that the pledgees have the right to sell or re-pledge
regardless of the Group’s default as of December 31, 2022 and 2023 are
~~W~~
9,754,980 million and
~~W~~
16,345,580 million, respectively.

Summary of the fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default
(b)	The fair value of collateral held that the Group has the right to sell or re-pledge regardless of the pledger’s default as of December 31, 2022 and 2023 are as follows:

	2022			2023
	The fair value of assets received as collateral		The fair value of collateral sold or re-provided as collateral	The fair value of assets received as collateral	The fair value of collateral sold or re-provided as collateral
Securities	~~W~~	3,750,199	—	14,372,408	—